AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
CERTIFICATE OF DEPOSITS
BNP PARIBAS SA	7/1/2021	8.00%	$50,000	$50,000	$50,000
CANADIAN IMPERIAL BANK	7/1/2021	5.00	50,000	50,000	50,000
TOTAL CERTIFICATE OF DEPOSITS				100,000	100,000

OTHER CASH EQUIVALENTS
UNITED STATES TREASURY	9/16/2021	—	60,000	59,995	59,995
UNITED STATES TREASURY	9/23/2021	—	40,000	39,996	39,996
TOTAL OTHER CASH EQUIVALENTS				99,991	99,991

COMMERCIAL PAPER
ANHEUSER-BUSCH INBEV WORLDWIDE	7/9/2021	—	28,000	27,999	27,999
ARIZONA PUBLIC SERVICE COMPANY	7/7/2021	—	7,500	7,500	7,500
CENTERPOINT ENERGY INC	7/1/2021	—	51,100	51,100	51,100
DUKE ENERGY CORP	7/9/2021	—	10,000	10,000	10,000
EATON CORPORATION	7/2/2021	—	37,500	37,500	37,500
EATON CORPORATION	7/9/2021	—	12,000	12,000	12,000
EVERGY KANSAS CENTRAL INC	7/6/2021	—	13,000	13,000	13,000
EVERGY MISSOURI WEST INC	7/1/2021	—	30,700	30,700	30,700
EVERSOURCE ENERGY	7/6/2021	—	29,000	29,000	29,000
GENERAL MILLS INC	7/13/2021	—	6,000	6,000	6,000
METLIFE SHORT TERM FUNDING LLC	8/3/2021	—	12,000	11,999	11,999
PACIFICORP	7/2/2021	—	10,200	10,200	10,200
RELX INVESTMENTS PLC	7/7/2021	—	25,000	25,000	25,000
RELX INVESTMENTS PLC	7/14/2021	—	25,000	24,999	24,999
TORONTO-DOMINION BANK/THE	7/28/2021	—	50,000	49,995	49,995
UNITEDHEALTH GROUP INC	7/9/2021	—	25,000	25,000	25,000
XCEL ENERGY INC	7/7/2021	—	25,000	25,000	25,000
TOTAL COMMERCIAL PAPER				396,992	396,992

TOTAL CASH EQUIVALENTS				596,983	596,983

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
UNITED STATES TREASURY BILL	7/15/2021	—	60,000	59,998	59,999
UNITED STATES TREASURY BILL	8/12/2021	—	60,000	59,997	59,997
UNITED STATES TREASURY BILL	9/9/2021	—	50,000	49,998	49,996
UNITED STATES TREASURY BILL	12/2/2021	—	75,000	74,989	74,985
UNITED STATES TREASURY BILL	12/30/2021	—	60,000	59,983	59,985
UNITED STATES TREASURY BILL	7/1/2021	—	100,000	100,000	100,000
UNITED STATES TREASURY BILL	7/8/2021	—	75,000	74,999	74,999

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	7/22/2021	—	60,000	59,997	59,998
UNITED STATES TREASURY BILL	7/29/2021	—	175,000	174,988	174,995
UNITED STATES TREASURY BILL	8/5/2021	—	100,000	99,994	99,996
UNITED STATES TREASURY BILL	8/19/2021	—	60,000	59,995	59,996
UNITED STATES TREASURY BILL	8/26/2021	—	100,000	99,993	99,993
UNITED STATES TREASURY BILL	9/2/2021	—	60,000	59,994	59,995
UNITED STATES TREASURY BILL	11/26/2021	—	75,000	74,992	74,986
UNITED STATES TREASURY BILL	12/9/2021	—	75,000	74,987	74,984
UNITED STATES TREASURY BILL	12/16/2021	—	75,000	74,986	74,983
UNITED STATES TREASURY BILL	12/23/2021	—	65,000	64,982	64,984
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	208	257
TOTAL U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				1,325,080	1,325,128

STATE AND MUNICIPAL OBLIGATIONS
DALLAS FORT WORTH TEX INTL ARP	11/1/2023	1.041	250	250	253
DALLAS FORT WORTH TEX INTL ARP	11/1/2024	1.229	250	250	253
DALLAS FORT WORTH TEX INTL ARP	11/1/2025	1.329	1,000	1,000	1,011
FLORIDA ST MID-BAY BRIDGE AUTHORITY	10/1/2021	3.784	765	765	768
GREAT LAKES WATER AUTHORITY	7/1/2024	1.604	600	600	617
GREAT LAKES WATER AUTHORITY	7/1/2025	1.654	600	600	618
LONG ISLAND POWER AUTHORITY	3/1/2023	0.764	1,000	1,000	1,004
PORT AUTHORITY OF NEW YORK	7/1/2023	1.086	5,000	5,000	5,064
STATE OF CONNECTICUT	9/15/2021	4.000	3,000	3,004	3,023
STATE OF CONNECTICUT	9/15/2022	3.471	2,000	2,000	2,077
STATE OF CONNECTICUT	7/1/2022	2.500	500	504	511
STATE OF CONNECTICUT	7/1/2023	2.000	750	753	774
TOTAL STATE AND MUNICIPAL OBLIGATIONS				15,726	15,973

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-36 GF	5/25/2036	0.392	3,129	3,142	3,158
FANNIE MAE 07-46 FB	5/25/2037	0.462	1,151	1,154	1,159
FANNIE MAE 09-107 FL	2/25/2038	0.742	1,429	1,436	1,442
FANNIE MAE 13-2 KF	1/25/2037	0.272	5,012	5,001	5,011
FANNIE MAE AF-2015-22C	4/25/2045	0.442	9,213	9,198	9,190
FANNIE MAE AF-2015-42	6/25/2055	0.422	8,498	8,478	8,468
FANNIE MAE AF-2015-91	12/25/2045	0.462	9,082	9,063	9,093
FANNIE MAE FA-2015-4	2/25/2045	0.442	3,652	3,654	3,654
FANNIE MAE FW-2015-84	11/25/2045	0.442	9,599	9,592	9,576
FANNIE MAE 07-6	2/25/2037	0.542	5,095	5,099	5,150
FANNIE MAE 09-101	12/25/2039	0.932	7,330	7,435	7,523
FANNIE MAE 12-133	4/25/2042	0.342	4,326	4,319	4,317

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE 16-2	2/25/2056	0.566	2,979	2,976	2,998
FANNIE MAE 303970	9/1/2024	6.000	25	26	28
FANNIE MAE 545492	2/1/2022	5.500	3	3	4
FANNIE MAE 725558	6/1/2034	1.839	39	39	39
FANNIE MAE 725694	7/1/2034	1.633	149	146	149
FANNIE MAE 725719	7/1/2033	1.665	213	212	217
FANNIE MAE 735034	10/1/2034	2.108	2,222	2,330	2,334
FANNIE MAE 735702	7/1/2035	1.949	1,607	1,649	1,694
FANNIE MAE 794787	10/1/2034	1.999	90	91	93
FANNIE MAE 799733	11/1/2034	2.018	166	168	166
FANNIE MAE 801337	9/1/2034	1.862	1,277	1,340	1,329
FANNIE MAE 801917	10/1/2034	2.320	231	232	233
FANNIE MAE 804561	9/1/2034	2.342	202	202	206
FANNIE MAE 807219	1/1/2035	2.204	561	565	593
FANNIE MAE 809532	2/1/2035	2.063	153	154	159
FANNIE MAE 834552	8/1/2035	2.484	174	175	182
FANNIE MAE 889485	6/1/2036	2.133	1,675	1,700	1,765
FANNIE MAE 922674	4/1/2036	2.252	633	647	672
FANNIE MAE 968438	1/1/2038	2.030	974	1,022	1,011
FANNIE MAE 995123	8/1/2037	2.359	393	406	413
FANNIE MAE 995548	9/1/2035	1.930	716	731	754
FANNIE MAE 995604	11/1/2035	2.249	2,279	2,394	2,409
FANNIE MAE 995614	8/1/2037	1.201	453	475	458
FANNIE MAE AB5230	5/1/2027	2.500	3,761	3,807	3,940
FANNIE MAE AD0901	4/1/2040	2.136	1,644	1,745	1,735
FANNIE MAE AE0559	12/1/2034	2.043	2,076	2,172	2,184
FANNIE MAE AE0566	8/1/2035	2.193	1,554	1,628	1,641
FANNIE MAE AF-2016-11	3/25/2046	0.592	4,642	4,638	4,644
FANNIE MAE AF-2016-87	11/25/2046	0.486	6,429	6,427	6,412
FANNIE MAE AF-2016-88	12/25/2046	0.526	5,147	5,147	5,150
FANNIE MAE AF-2018-87	12/25/2048	0.386	17,723	17,673	17,670
FANNIE MAE AF-204620	11/15/2042	0.526	5,280	5,275	5,273
FANNIE MAE AL1037	1/1/2037	2.392	1,638	1,736	1,741
FANNIE MAE AL2269	10/1/2040	2.240	1,309	1,390	1,385
FANNIE MAE AL3935	9/1/2037	2.168	3,898	4,105	4,111
FANNIE MAE AL3961	2/1/2039	1.917	1,671	1,760	1,759
FANNIE MAE AL4100	9/1/2036	2.070	3,250	3,416	3,426
FANNIE MAE AL4110	3/1/2037	2.064	2,852	2,989	3,003
FANNIE MAE AL4114	2/1/2039	2.238	3,322	3,515	3,529
FANNIE MAE AO8746	8/1/2027	2.500	6,962	7,106	7,292
FANNIE MAE ARM 190726	3/1/2033	4.825	43	44	44
FANNIE MAE ARM 249907	2/1/2024	2.625	55	55	55

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE ARM 303259	3/1/2025	2.337	8	8	8
FANNIE MAE ARM 545786	6/1/2032	2.290	162	162	161
FANNIE MAE ARM 620293	1/1/2032	2.400	27	26	27
FANNIE MAE ARM 651629	8/1/2032	2.291	83	83	83
FANNIE MAE ARM 655646	8/1/2032	2.340	83	83	83
FANNIE MAE ARM 655798	8/1/2032	2.111	197	196	197
FANNIE MAE ARM 661349	9/1/2032	2.270	75	76	79
FANNIE MAE ARM 661744	10/1/2032	2.186	164	165	171
FANNIE MAE ARM 664750	10/1/2032	2.113	64	64	64
FANNIE MAE ARM 670731	11/1/2032	1.665	128	128	129
FANNIE MAE ARM 670779	11/1/2032	1.665	248	249	250
FANNIE MAE ARM 670890	12/1/2032	1.665	87	87	88
FANNIE MAE ARM 670912	12/1/2032	1.665	87	87	87
FANNIE MAE ARM 670947	12/1/2032	1.665	146	147	147
FANNIE MAE ARM 694852	4/1/2033	1.815	172	174	172
FANNIE MAE ARM 722779	9/1/2033	1.663	75	75	75
FANNIE MAE ARM 733525	8/1/2033	2.045	245	237	253
FANNIE MAE ARM 739194	9/1/2033	2.110	290	291	301
FANNIE MAE ARM 743256	10/1/2033	2.109	59	59	62
FANNIE MAE ARM 743856	11/1/2033	2.213	90	90	94
FANNIE MAE ARM 758873	12/1/2033	1.982	52	51	54
FANNIE MAE AS4507	2/1/2030	3.000	5,255	5,405	5,598
FANNIE MAE AS4878	4/1/2030	3.000	6,707	6,900	7,156
FANNIE MAE BE5622	1/1/2032	2.500	17,339	17,461	18,158
FANNIE MAE BK0933	7/1/2033	3.500	7,396	7,478	7,918
FANNIE MAE CA1265	2/1/2033	3.000	15,471	15,394	16,428
FANNIE MAE CA2283	8/1/2033	3.500	8,404	8,391	9,050
FANNIE MAE DF-2015-38	6/25/2055	0.402	14,167	14,078	14,211
FANNIE MAE DF-2017-16	3/25/2047	0.506	2,793	2,799	2,790
FANNIE MAE F-2019-31	7/25/2049	0.542	29,862	29,852	30,095
FANNIE MAE FA-2013-1	2/25/2043	0.442	6,704	6,717	6,736
FANNIE MAE FA-2015-55	8/25/2055	0.442	6,361	6,349	6,366
FANNIE MAE FA-204624	12/15/2038	0.536	15,714	15,695	15,702
FANNIE MAE FC-2017-51	7/25/2047	0.442	23,646	23,717	23,811
FANNIE MAE FC-2018-73	10/25/2048	0.392	33,451	33,360	33,597
FANNIE MAE FC-2019-76	12/25/2049	0.592	18,910	18,908	18,983
FANNIE MAE FK-2010-123	11/25/2040	0.542	6,942	6,981	7,011
FANNIE MAE FL-2017-4	2/25/2047	0.536	6,712	6,712	6,709
FANNIE MAE FT-2016-84	11/25/2046	0.592	9,933	10,027	10,031
FANNIE MAE GF-204639	3/15/2036	0.536	15,054	15,037	15,043
FANNIE MAE HYBRID ARM 566074	5/1/2031	2.400	171	171	172
FANNIE MAE HYBRID ARM 584507	6/1/2031	2.224	100	100	104

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE KF-2015-27	5/25/2045	0.392	8,412	8,400	8,472
FANNIE MAE MA1144	8/1/2027	2.500	3,233	3,304	3,376
FANNIE MAE MA3391	6/1/2033	3.000	8,759	8,677	9,231
FANNIE MAE WF-2016-68	10/25/2046	0.536	3,605	3,606	3,604
FANNIE MAE_15-50	7/25/2045	0.442	14,223	14,214	14,185
FANNIE MAE_15-93	8/25/2045	0.442	3,571	3,568	3,582
FANNIE MAE_16-11	3/25/2046	0.636	6,096	6,099	6,111
FANNIE MAE_CF-2019-33	7/25/2049	0.562	16,419	16,442	16,558
FANNIE MAE_FA-2020-47	7/25/2050	0.492	49,012	49,012	49,338
FANNIE MAE_YF-204979	6/25/2050	0.542	33,062	33,087	33,298
FREDDIE MAC 4159 FD	1/15/2043	0.423	4,971	4,988	5,005
FREDDIE MAC 4363 2014 FA	9/15/2041	0.493	2,148	2,149	2,141
FREDDIE MAC FB-204495	11/15/2038	0.442	7,673	7,657	7,711
FREDDIE MAC LF-204475	4/15/2040	0.402	2,020	2,020	2,011
FREDDIE MAC WF-204491	8/15/2039	0.412	3,845	3,843	3,829
FREDDIE MAC 1H2520	6/1/2035	2.423	2,036	2,149	2,165
FREDDIE MAC 1N1474	5/1/2037	2.260	54	56	54
FREDDIE MAC 1Q1515	11/1/2038	2.183	7,690	8,106	8,139
FREDDIE MAC 1Q1540	6/1/2040	2.120	2,692	2,870	2,846
FREDDIE MAC 1Q1548	8/1/2038	2.149	3,183	3,343	3,367
FREDDIE MAC 1Q1572	5/1/2038	2.060	6,209	6,539	6,566
FREDDIE MAC 2A-AOT-76	10/25/2037	1.697	4,941	5,005	5,021
FREDDIE MAC 4595	10/15/2037	0.636	4,673	4,673	4,679
FREDDIE MAC 781884	8/1/2034	2.533	227	230	238
FREDDIE MAC 848416	2/1/2041	2.245	2,968	3,096	3,100
FREDDIE MAC 848530	9/1/2039	2.176	1,552	1,637	1,644
FREDDIE MAC 848922	4/1/2037	2.250	2,133	2,265	2,257
FREDDIE MAC 849281	8/1/2037	2.419	3,225	3,424	3,428
FREDDIE MAC AF-204559	3/15/2042	0.592	6,187	6,175	6,187
FREDDIE MAC AF-204615	10/15/2038	0.436	3,329	3,323	3,374
FREDDIE MAC AF-204774	7/15/2042	0.386	6,187	6,184	6,263
FREDDIE MAC ARM 350190	5/1/2022	2.375	5	5	5
FREDDIE MAC ARM 780514	5/1/2033	2.375	98	100	102
FREDDIE MAC ARM 780845	9/1/2033	2.466	63	62	66
FREDDIE MAC ARM 780903	9/1/2033	2.418	94	93	98
FREDDIE MAC ARM 845154	7/1/2022	2.611	1	1	1
FREDDIE MAC ARM 845654	2/1/2024	2.683	26	26	26
FREDDIE MAC ARM 845730	11/1/2023	2.367	23	23	23
FREDDIE MAC ARM 845733	4/1/2024	2.366	25	25	25
FREDDIE MAC ARM 846702	10/1/2029	2.289	2	2	2
FREDDIE MAC C90581	8/1/2022	5.500	7	7	8

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC C90582	9/1/2022	5.500	8	8	9
FREDDIE MAC F2-20350	9/15/2040	0.436	18,707	18,697	18,680
FREDDIE MAC F4-20328	2/15/2038	0.460	3,717	3,722	3,690
FREDDIE MAC FA-204547	9/15/2040	0.536	5,059	5,054	5,074
FREDDIE MAC FA-204822	5/15/2035	0.323	41,279	41,272	41,286
FREDDIE MAC FD-203928	9/15/2041	0.493	18,923	19,058	19,107
FREDDIE MAC FD-204301	7/15/2037	0.473	6,661	6,686	6,723
FREDDIE MAC FHLMC_5080	3/25/2051	0.238	27,927	27,927	27,582
FREDDIE MAC FL-204523	8/15/2038	0.442	6,306	6,289	6,301
FREDDIE MAC G16485	5/1/2033	3.000	10,911	10,839	11,512
FREDDIE MAC G30227	5/1/2023	5.500	65	66	73
FREDDIE MAC GF-204367	3/15/2037	0.436	10,398	10,386	10,358
FREDDIE MAC J32518	8/1/2030	3.000	7,744	7,967	8,201
FREDDIE MAC KF-204560	7/15/2040	0.642	7,945	7,938	8,023
FREDDIE MAC WF-204681	8/15/2033	0.436	19,114	19,112	19,358
FREDDIE MAC WF-204697	6/15/2038	0.436	12,951	12,953	13,111
FREDDIE MAC WF-204730	8/15/2038	0.436	26,880	26,759	27,060
FREDDIE MAC_4248	5/15/2041	0.523	7,553	7,558	7,645
FREDDIE MAC_4448	5/15/2040	0.406	5,887	5,871	5,861
FREDDIE MAC_JF-204981	6/25/2050	0.492	30,356	30,356	30,513
GINNIE MAE AF-2014-129	10/20/2041	0.386	3,565	3,563	3,594
GINNIE MAE AF-2014-94	11/20/2041	0.536	2,406	2,408	2,391
GINNIE MAE AF-2015-18	2/20/2040	0.416	6,611	6,616	6,604
GINNIE MAE AF-2018-168	12/20/2048	0.493	25,569	25,570	25,683
GINNIE MAE AF-2020-36	3/20/2050	0.543	42,479	42,516	42,567
GINNIE MAE FA-2014-43	3/20/2044	0.493	9,685	9,690	9,757
GINNIE MAE FA-2016-115	8/20/2046	0.493	21,760	21,880	21,917
GINNIE MAE FB-2013-151	2/20/2040	0.443	11,713	11,742	11,778
GINNIE MAE FC-2009-8	2/16/2039	0.975	8,196	8,400	8,349
GINNIE MAE FC-2018-67	5/20/2048	0.393	7,822	7,825	7,852
GINNIE MAE FD-2018-66	5/20/2048	0.343	5,178	5,178	5,178
GINNIE MAE II 082431	12/20/2039	2.125	2,410	2,501	2,520
GINNIE MAE II 082464	1/20/2040	2.000	947	1,014	991
GINNIE MAE II 082497	3/20/2040	2.000	1,726	1,827	1,801
GINNIE MAE II 082573	7/20/2040	2.250	2,162	2,237	2,260
GINNIE MAE II 082581	7/20/2040	2.250	3,006	3,213	3,142
GINNIE MAE II 082602	8/20/2040	2.250	5,219	5,585	5,453
GINNIE MAE II 082710	1/20/2041	2.000	1,805	1,874	1,887
GINNIE MAE II 082794	4/20/2041	2.875	2,879	3,066	3,011
GINNIE MAE II ARM 8157	3/20/2023	2.000	11	11	11

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE II ARM 8638	6/20/2025	2.875	28	28	28
GINNIE MAE LF-2015-82	4/20/2041	0.386	3,798	3,798	3,789
GINNIE MAE MF-2016-108	8/20/2046	0.386	823	822	824
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,080,319	1,088,585

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
ADJUSTABLE RATE MORTGAGE TRUST 04-2 6A1	2/25/2035	2.535	146	147	151
ANGEL OAK MORTGAGE TRUST A1-2018-2	7/27/2048	3.674	2,093	2,091	2,108
ANGEL OAK MORTGAGE TRUST A1-2018-3	9/25/2048	3.649	5,114	5,107	5,126
ANGEL OAK MORTGAGE TRUST A1-2019-1	11/25/2048	3.920	9,842	9,827	9,965
ANGEL OAK MORTGAGE TRUST A1-2020-3	4/25/2065	1.691	12,302	12,296	12,422
ANGEL OAK MORTGAGE TRUST A1-2020-5	5/25/2065	1.373	14,826	14,821	14,886
ANGEL OAK MORTGAGE TRUST A1A-2020-2	1/26/2065	2.531	4,205	4,252	4,285
APS RESECURITIZATION TRUST 1A-2016-3	11/27/2066	2.342	10,954	10,919	12,113
APS RESECURITIZATION TRUST 2A-2016-3	11/27/2046	2.342	7,753	7,728	9,022
ARROYO MORTGAGE TRUST A1-2019-1	1/25/2049	3.805	11,802	11,791	11,996
ARROYO MORTGAGE TRUST A1-2019-3	10/25/2048	2.962	8,603	8,597	8,741
BANK OF AMERICA FUNDING CORPORATION 7A1-2015-R4	11/27/2045	1.842	1,596	1,595	1,579
BANK OF AMERICA FUNDING CORPORATION A1-2016-R1	3/25/2040	2.500	3,286	3,278	3,284
BANK OF AMERICA MORTGAGE SECURITY 2004-E 2A6	6/25/2034	2.764	946	943	966
BAYVIEW OPPORTUNITY MASTER FUND A1-2017-RT1	3/28/2057	3.000	5,165	5,181	5,240
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL1	4/28/2055	4.000	9,762	9,872	9,986
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL2	6/28/2053	4.000	11,137	11,271	11,421
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT5	5/28/2069	3.500	13,529	13,685	13,849
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT6	10/28/2057	3.500	13,697	13,855	14,047
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL1	10/28/2064	4.000	11,715	11,924	11,971
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL2	6/28/2054	4.000	12,077	12,302	12,337
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL3	11/28/2053	4.000	9,122	9,294	9,328
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL4	1/28/2055	3.500	10,567	10,701	10,812
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL5	6/28/2057	3.500	12,116	12,308	12,431
BRAVO RESIDENTIAL FUNDING TRUST A1-2019-NQM2	11/25/2059	2.748	11,443	11,435	11,626
BRAVO RESIDENTIAL FUNDING TRUST A1-2020-RPL1	5/26/2059	2.500	20,476	20,876	21,056
BUNKER HILL LOAN DEPOSITARY A1-2019-2	7/25/2049	2.879	12,930	12,922	13,071
BUNKER HILL LOAN DEPOSITARY A1-2019-3	11/25/2059	2.724	7,723	7,718	7,856
CENTEX HOME EQUITY 2003-A AF4	12/25/2031	4.250	760	755	772
CHASE MORTGAGE FINANCE 07-A1 1A5	2/25/2037	2.485	1,373	1,361	1,385
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-11	3/25/2035	2.627	3,131	3,135	3,105
CITIGROUP MORTGAGE LOAN TRUST 3A1-2015-5	8/25/2034	2.603	1,927	1,935	1,895
CITIGROUP MORTGAGE LOAN TRUST 4A1-2015-5	4/20/2035	2.770	2,124	2,125	2,108
CITIGROUP MORTGAGE LOAN TRUST A1-2015-PS1	9/25/2042	3.750	3,208	3,237	3,299

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CITIGROUP MORTGAGE LOAN TRUST A1-2019-IMC1	7/25/2049	2.720	14,184	14,168	14,310
CITIGROUP MORTGAGE LOAN TRUST A4-2015-A	6/25/2058	4.250	109	110	110
COLT FUNDING LLC COLT_ A1-2020-2R	10/26/2065	1.325	19,388	19,384	19,457
COLT FUNDING LLC_ A1-2019-3	8/25/2049	2.764	2,711	2,708	2,710
COMMERCIAL TRUST CORPORATION A-2017-7	4/25/2057	3.000	5,656	5,668	5,749
COUNTRYWIDE HOME LOANS 03-46 4A1	1/19/2034	2.587	934	957	943
COUNTYWIDE ALTERNATIVE LOAN 04-33 2A1	12/25/2034	3.028	32	32	33
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES 04-AR3	4/25/2034	2.413	477	483	476
CREDIT SUISSE MORTGAGE CAPITAL 3A1-2015-7R	10/27/2036	0.232	3,927	3,891	3,894
CREDIT SUISSE MORTGAGE CAPITAL CLASS-20-125	7/25/2049	2.573	19,342	19,329	19,586
CREDIT SUISSE MORTGAGE CAPTIAL 1A1-2015-6R	7/27/2035	2.659	2,086	2,091	2,080
CREDIT SUISSE MORTGAGE CAPTIAL A1-2017-FHA1	4/25/2047	3.250	12,094	12,206	12,742
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL1	7/25/2057	2.750	12,946	12,931	13,311
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL3	8/1/2057	4.000	26,298	27,148	28,043
CREDIT SUISSE MORTGAGE TRUST A1-2019-NQM1	10/25/2059	2.656	4,407	4,405	4,474
CREDIT SUISSE MORTGAGE TRUST A1-2020-SPT1	4/25/2065	1.616	13,416	13,420	13,486
ELLINGTON FINANCIAL MORTGAGE A1-2019-2	11/25/2059	2.739	13,628	13,620	13,830
FIRST HORIZON ALTERNATIVE MORT 04-AA4 A1	10/25/2034	2.366	272	275	281
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	8/19/2034	3.475	242	243	232
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	8/19/2034	3.072	136	136	134
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR1 2A1	1/25/2035	2.743	763	765	765
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION A1A-2018-RPL	10/25/2057	3.750	9,221	9,120	9,394
GOVERNMENTAL COLLECTORS ASSOCIATION OF TEXAS A1-2019-NQM2	9/25/2059	2.855	18,546	18,534	18,631
GOVERNMENTAL COLLECTORS ASSOCIATION OF TEXAS A1-2019-NQM3	11/25/2059	2.686	9,762	9,756	9,920
HARBORVIEW MORTGAGE LOAN TRUST 04-10 4A	1/19/2035	2.529	168	169	169
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	2.317	308	306	316
HARBORVIEW MORTGAGE LOAN TRUST 2004-1 4A	4/19/2034	2.456	233	234	240
HARBORVIEW MORTGAGE LOAN TRUST 2004-4 3A	6/19/2034	0.865	35	35	36
HARBORVIEW MORTGAGE LOAN TRUST 2004-6 5A	8/19/2034	2.902	110	110	109
HOMEWARD OPPORTUNITIES A1-2018-2	11/25/2058	3.985	13,567	13,553	13,792
J.P. MORGAN MORTGAGE TRUST A11-2019-LTV	12/25/2049	0.992	1,706	1,706	1,710
MERRILL LYNCH MORTGAGE INVESTORS 03-A5 2A6A	8/25/2033	2.217	301	300	302
MERRILL LYNCH MORTGAGE INVESTORS 04-1 2A2	12/25/2034	2.116	154	154	152
MERRILL LYNCH MORTGAGE INVESTORS 05-A1 2A	12/25/2034	2.694	231	231	240
MERRILL LYNCH MORTGAGE INVESTORS 05-A2 A2	2/25/2035	2.809	576	576	581
METLIFE SECURITIZATION TRUST A-2017-1A	4/25/2055	3.000	8,995	9,050	9,191
METLIFE SECURITIZATION TRUST A-2018-1A	3/25/2057	3.750	8,885	8,890	9,260
MFA TRUST MFRA_ A1-2020-NQM3	1/26/2065	1.014	6,968	6,967	6,983

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MILL CITY MORTGAGE LOAN TRUST A1-2016-1	4/25/2057	2.500	2,570	2,569	2,589
MILL CITY MORTGAGE LOAN TRUST A1-2017-1	11/25/2058	2.750	7,408	7,390	7,503
MILL CITY MORTGAGE LOAN TRUST A1-2017-2	7/25/2059	2.750	9,581	9,604	9,741
MILL CITY MORTGAGE LOAN TRUST A1-2017-3	1/25/2061	2.750	11,629	11,649	11,795
MILL CITY MORTGAGE LOAN TRUST A1-2018-3	8/25/2058	3.500	4,951	5,054	5,138
MILL CITY MORTGAGE LOAN TRUST A1-2019-1	10/25/2069	3.250	7,396	7,468	7,801
MILL CITY MORTGAGE TRUST A1-2019-GS1	7/25/2059	2.750	10,592	10,625	10,899
MORGAN STANLEY MORTGAGE LOAN 04-10AR A1	11/25/2034	3.640	242	244	249
MORGAN STANLEY MORTGAGE LOAN PT2A	11/25/2034	2.541	214	217	217
MORGAN STANLEY REREMIC TRUST 2A-2014-R4	8/26/2034	2.753	343	343	342
MORGAN STANLEY REREMIC TRUST 2A-2015-R7	6/26/2035	2.730	2,053	2,055	2,058
MORGAN STANLEY REREMIC TRUST 3A-2014-R4	8/26/2034	2.911	19	19	19
MORGAN STANLEY REREMIC TRUST 5A-2013-R9	6/26/2046	0.293	1,327	1,319	1,326
MORGAN STANLEY REREMIC TRUST A-2014-R7	1/26/2051	3.000	2,331	2,317	2,404
NATIONSTAR MORTGAGE LOAN TRUST A-2013-A	12/25/2052	3.750	861	875	886
NEW RESIDENTIAL MORTGAGE LOAN A1-2019-RPL3	7/25/2059	2.750	13,684	14,064	14,260
NEW RESIDENTIAL MORTGAGE LOAN TRSUT A1-2017-6A	8/27/2057	4.000	9,834	10,083	10,527
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-1A	3/25/2056	3.750	6,390	6,527	6,820
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2	9/25/2056	3.750	11,699	12,033	12,527
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2A	11/26/2035	3.750	4,478	4,581	4,743
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-4A	11/25/2056	3.750	12,791	13,084	13,729
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-1A	2/25/2057	4.000	10,367	10,603	11,028
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-3A	4/25/2057	4.000	13,475	13,865	14,425
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-NQM4	9/25/2059	2.492	4,084	4,081	4,136
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2014-3	11/25/2054	3.750	2,102	2,141	2,208
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2017-2A	3/25/2057	4.000	12,503	12,881	13,351
NOMURA RESECURITIZATION TRUST 3A1-2014-7R	1/26/2036	2.948	45	45	44
NOMURA RESECURITIZATION TRUST 4A1-2015-4R	3/26/2037	3.067	856	855	857
OCEANVIEW MORTGAGE LOAN TRUST CLASS-20-676	5/28/2050	1.733	5,605	5,603	5,647
ONSLOW BAY FINANCIAL LLC 2A1A-2019-EX	10/25/2059	0.992	3,437	3,437	3,443
ONSLOW BAY FINANCIAL LLC 2A1A-2019-EX	1/25/2059	1.042	3,387	3,390	3,393
RBSSP RESECURITIZATION TRUST 19A1-2009-12	12/25/2035	2.579	77	77	77
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-2	5/25/2059	2.913	11,909	11,900	11,992
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-3	9/25/2059	2.633	13,235	13,226	13,389
STAR A1-2020-3	4/25/2065	1.486	6,335	6,333	6,382
STARWOOD MORTGAGE RESIDENTIAL A1-2018-IMC2	10/25/2048	4.121	13,373	13,360	13,530
STARWOOD MORTGAGE RESIDENTIAL A1-202019-IN	9/27/2049	2.610	8,529	8,521	8,654
STRUCTURED ASSET INVESTMENT LOAN TRUST M1-2003-BC5	6/25/2033	1.217	1,759	1,713	1,772
STRUCTURED ASSET SECURITIES CORPORATION 03-24A 5A	7/25/2033	2.243	284	287	291
TOWD POINT MORTGAGE TRUST A1-2015-5	5/25/2055	3.500	221	221	221
TOWD POINT MORTGAGE TRUST A1-2015-6	4/25/2055	3.500	1,851	1,852	1,863

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOWD POINT MORTGAGE TRUST A1-2016-1	2/25/2055	3.500	1,154	1,154	1,159
TOWD POINT MORTGAGE TRUST A1-2016-2	8/25/2055	3.000	3,367	3,370	3,429
TOWD POINT MORTGAGE TRUST A1-2016-3	4/25/2056	2.250	3,825	3,820	3,839
TOWD POINT MORTGAGE TRUST A1-2017-3	7/25/2057	2.750	7,627	7,641	7,754
TOWD POINT MORTGAGE TRUST A1-2017-4	6/25/2057	2.750	10,276	10,307	10,578
TOWD POINT MORTGAGE TRUST A1-2019-HY1	10/25/2048	1.092	4,377	4,393	4,409
TOWD POINT MORTGAGE TRUST A4B-2015-3	3/25/2054	3.500	1,114	1,122	1,135
VERUS SECURITIZATION TRUST A1-2019-3	7/25/2059	2.784	14,783	14,771	14,968
VERUS SECURITIZATION TRUST A1-2019-4	11/25/2059	2.642	8,239	8,233	8,364
VERUS SECURITIZATION TRUST A1-2019-INV3	11/25/2059	2.692	11,778	11,772	11,984
VERUS SECURITIZATION TRUST VER	10/25/2063	0.820	19,617	19,615	19,455
VISIO A1-2019-2	11/25/2054	2.722	28,299	28,147	29,215
WASHINGTON MUTUAL 03-AR6 A1	6/25/2033	2.554	385	384	399
WASHINGTON MUTUAL 04-AR10 A1A	7/25/2044	0.972	275	276	276
WASHINGTON MUTUAL 05-AR3 A2	3/25/2035	2.722	596	598	598
WASHINGTON MUTUAL 05-AR4 A5	4/25/2035	2.846	1,727	1,722	1,724
WELLS FARGO MORTGAGE BACKED SECURITY 04-K 2A6	7/25/2034	2.650	464	478	459
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				857,259	873,932
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				1,937,578	1,962,517

ASSET BACKED SECURITIES
APIDOS CLO APID_15-20A	7/16/2031	1.284	20,000	20,000	19,979
APIDOS CLO APID_20-33A	7/24/2031	1.876	22,000	22,000	22,009
ARI FLEET LEASE TRUST_19 A2B-2019-A	11/15/2027	0.553	3,959	3,959	3,963
AVIS BUDGET RENTAL CAR FUNDING A-2016-2A	11/20/2022	2.720	31,667	31,654	31,846
AVIS BUDGET RENTAL CAR FUNDING A-2017-1A	9/20/2023	3.070	8,020	8,031	8,239
BAIN CAPITAL CREDIT CLO BCC_ A1-2020-5A	1/20/2032	1.408	40,000	40,000	40,011
BALLYROCK A1-2018-1A	4/20/2031	1.188	40,000	40,000	39,921
BRAZOS HIGHER EDUCATION AUTHORITY A2-2010-1	2/25/2035	1.347	20,000	19,867	20,261
BROAD RIVER BSL FUNDING CLO BD	7/20/2034	1.358	16,000	16,000	16,033
CARLYLE GLOBAL MARKET STRATEGIES 15-5A	1/20/2032	1.508	15,000	15,000	15,001
CARLYLE GLOBAL MARKET STRATEGIES 20-143	10/15/2030	1.284	12,239	12,250	12,222
CARLYLE GLOBAL MARKET STRATEGIES A1R-2013-1A	8/14/2030	1.374	19,823	19,823	19,823
CARLYLE GLOBAL MARKET STRATEGIES A1R2-2014-1A	4/17/2031	1.160	29,909	29,076	29,913
CARLYLE GLOBAL MARKET STRATEGIES A1RR-2013-4A	1/15/2031	1.184	19,710	19,710	19,686
CIFC FUNDING LTD_17-1A AR-2017-1A	4/23/2029	1.196	13,000	12,829	13,007
COLLEGE LOAN CORPORATION TRUST 02-2 A24	3/1/2042	1.066	10,000	8,895	9,882
DRYDEN SENIOR LOAN FUND A1-2018-55A	4/15/2031	1.204	12,000	12,000	11,989
EDUCATIONAL SERVICES OF AMERICA A-2012-2	4/25/2039	0.822	2,440	2,439	2,425
EDUCATIONAL SERVICES OF AMERICA A-2014-1	2/25/2039	0.792	7,163	7,090	7,139
EDUCATIONAL SERVICES OF AMERICA A-2014-3	2/25/2036	0.692	550	542	544

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GOLDENTREE LOAN MANAGEMENT US	4/20/2034	1.205	16,750	16,750	16,754
HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.820	584	585	615
HERTZ VEHICLE FINANCING LLC A-2016-2A	3/25/2022	2.950	2,776	2,775	2,784
MADISON PARK FUNDING LTD MDPK_	4/19/2033	1.340	40,000	40,000	40,000
MAGNETITE CLO LTD_ A-2020-26A	7/15/2030	1.934	24,000	24,000	24,016
MAGNETITE CLO LTD_A1R2-2012-7A	1/15/2028	0.984	13,155	12,944	13,156
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP. A1-2014-1	10/25/2035	0.772	4,153	4,092	4,134
MVW OWNER TRUST 16-1A	12/20/2033	2.250	3,505	3,496	3,555
NAVIENT STUDENT LOAN TRUST A2B-2018-DA	12/15/2059	0.873	9,635	9,606	9,584
NORTHSTAR EDUCATION FINANCE A3-2002-1	4/1/2042	3.513	5,000	4,769	4,891
OAKC_21-8A	1/18/2034	1.380	30,000	30,000	30,013
OZLM A1-2017-21A	1/20/2031	1.338	16,000	16,014	15,970
PALMER SQUARE LOAN FUNDING LTD A1-2020-1A	2/20/2028	0.955	16,042	15,769	16,042
RACE POINT CLO LTD_13-8A AR2-2013-8A	2/20/2030	1.195	13,823	13,823	13,823
SALLIE MAE 11-2 A1	11/25/2027	0.692	97	97	96
SALLIE MAE 12-3 A	12/27/2038	0.742	5,432	5,462	5,455
SALLIE MAE A6-2006-2	1/25/2041	0.346	15,043	14,390	14,725
SBA TOWER TRUST C-2013-2	4/11/2023	3.722	2,815	2,804	2,845
SIERRA RECEIVABLES FUNDING COMPANY A-2016-3A	10/20/2033	2.430	1,929	1,929	1,938
SMALL BUSINESS ADMINISTRATION 2002-20J	10/1/2022	4.750	41	41	42
SMB PRIVATE EDUCATION LOAN TRUST A2A-2017-B	10/15/2035	2.820	6,568	6,567	6,773
STUDENT LOAN TRUST A4A-2008-1	12/15/2032	1.718	3,106	3,135	3,185
VOI MORTGAGE LLC A-2016-A	7/20/2033	2.540	2,781	2,776	2,788
TOTAL ASSET BACKED SECURITIES				572,989	577,077

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-M2 A2A	10/25/2032	5.271	1,601	1,641	1,752
FREDDIE MAC A-20KF84 AS	7/25/2030	0.330	18,276	18,276	18,309
FREDDIE MAC A-20KX04 AFL	3/25/2030	0.422	18,462	18,462	18,517
FREDDIE MAC A-20KF98 AL	12/25/2030	0.262	25,000	25,000	25,000
FREDDIE MAC KF56 A	11/25/2028	0.652	23,050	23,248	23,306
FHLMC MULTIFAMILY STRUCTURED AL-20KF86	8/25/2027	0.382	12,444	12,444	12,465
FHLMC MULTIFAMILY STRUCTURED AL-20KF88	9/25/2030	0.422	19,484	19,484	19,534
FHLMC MULTIFAMILY STRUCTURED AL-20KF90	9/25/2030	0.422	19,000	19,000	19,044
FREDDIE MAC A10-20KS10	10/25/2028	0.702	19,460	19,470	19,539
FREDDIE MAC A-20KBF2	10/25/2025	0.535	19,013	19,013	19,118
FREDDIE MAC A-20KF50	7/25/2028	0.495	6,908	6,913	6,943
FREDDIE MAC A-20KF52	9/25/2028	0.506	10,758	10,758	10,858
FREDDIE MAC A-20KF53	10/25/2025	0.476	15,135	15,135	15,177

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC A-20KF54	11/25/2028	0.575	44,817	44,818	45,069
FREDDIE MAC A-20KF55	11/25/2025	0.602	39,347	39,383	39,446
FREDDIE MAC A-20KF57	12/25/2028	0.635	25,083	25,083	25,232
FREDDIE MAC A-20KF58	1/25/2026	0.592	48,832	48,889	49,165
FREDDIE MAC A-20KF59	2/25/2029	0.632	25,209	25,209	25,411
FREDDIE MAC A-20KF60	2/25/2026	0.582	40,457	40,505	40,626
FREDDIE MAC A-20KF61	3/25/2029	0.622	21,132	21,163	21,300
FREDDIE MAC AFL-20KSL1	11/25/2023	0.562	22,000	22,000	22,106
FREDDIE MAC AFLW-20KL3W	8/25/2025	0.545	15,000	15,019	15,079
FREDDIE MAC FHLMC_KF85	8/25/2030	0.392	28,682	28,682	28,721
FREMF MORTGAGE TRUST FREMF_21KF97 AS	12/25/2030	0.268	11,000	11,000	11,000
GINNIE MAE 13-141 A	6/16/2040	2.023	1,312	1,311	1,316
GINNIE MAE 13-146 AH	8/16/2040	2.000	584	583	585
GINNIE MAE 17-127	4/16/2052	2.500	6,785	6,759	6,974
GINNIE MAE 17-135	5/16/2049	2.200	17,089	17,012	17,471
GINNIE MAE 17-146	8/16/2047	2.200	10,464	10,427	10,671
GINNIE MAE 7-140	2/16/2059	2.500	6,945	6,923	7,185
GINNIE MAE A-2013-57	6/16/2037	1.350	850	848	853
GINNIE MAE AB-2013-194	5/16/2038	2.250	76	76	76
GINNIE MAE AC-2013-13	4/16/2046	1.700	2,112	2,047	2,143
GINNIE MAE AC-2014-112	12/16/2040	1.900	828	829	832
GINNIE MAE AC-2014-48	10/16/2041	1.900	227	227	227
GINNIE MAE AC-2015-98	4/16/2041	2.150	5,018	5,029	5,080
GINNIE MAE AD-2014-9	9/16/2041	2.500	202	202	202
GINNIE MAE AD-2016-1829	11/16/2043	2.250	5,897	5,901	5,984
GINNIE MAE AG-2016-39	1/16/2043	2.300	6,610	6,614	6,731
GINNIE MAE AG-2017-171	10/16/2048	2.250	10,258	10,181	10,463
GINNIE MAE AN-2014-17	6/16/2048	2.430	183	182	198
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				605,746	609,708

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
280 PARK AVENUE MORTGAGE TRUST 2017-A	9/15/2034	0.962	40,000	40,000	40,000
ASHFORD HOSPITALITY TRUST_A-2018-KEYS	6/15/2035	1.073	40,000	40,000	40,026
BANC OF AMERICA MERRILL LYNCH A-2018-DSNY	9/15/2034	0.923	33,350	33,321	33,360
BARCLAYS COMMERCIAL MORTGAGE A-2019-BWAY	11/15/2034	1.029	10,000	9,987	10,000
BFLD TRUST A-2019-DPLO	10/15/2034	1.163	28,000	27,989	28,035
BHMS MORTGAGE TRUST BHMS_18-ATLS	7/15/2035	1.323	40,000	39,999	40,025
BRAEMAR HOTELS & RESORTS TRUST A-2018-PRME	6/15/2035	0.893	19,768	19,765	19,749
BX COMMERCIAL MORTGAGE TRUST A-2019-ATL	10/15/2036	1.213	27,275	27,271	27,275
BX COMMERCIAL MORTGAGE TRUST A-2019-XL	10/15/2036	0.993	4,526	4,528	4,527
BX TRUST A-2018-GW	5/15/2035	0.872	38,592	38,521	38,664
BX TRUST_19-RP A-2019-RP	6/15/2034	1.118	25,000	24,961	24,984

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CAMB COMMERCIAL MORTGAGE TRUST A-2019-LIFE	12/15/2037	1.143	15,000	15,000	15,019
CGDB COMMERCIAL MORTGAGE TRUST A-2019-MOB	11/15/2036	1.023	15,000	15,000	15,005
COLONY MORTGAGE CAPITAL LTD A-2019-IKPR	11/15/2038	1.202	20,000	19,960	20,031
COMM_ A-2019-521F	6/15/2034	0.973	16,510	16,512	16,408
COSMOPOLITAN HOTEL TRUST A-2017-CSMO	11/15/2036	1.003	39,690	39,682	39,727
DBGS MORTGAGE TRUST A-2018-5BP	6/15/2033	0.868	40,000	39,937	40,000
DBGS MORTGAGE TRUST A-2018-BIOD	5/15/2035	0.876	23,203	23,197	23,218
DBWF MORTGAGE TRUST A-2018-GLKS	12/19/2030	1.124	20,000	19,950	20,026
HOME PARTNERS OF AMERICA TRUST A-2017-1	7/17/2034	0.890	12,567	12,566	12,576
HOME PARTNERS OF AMERICA TRUST A-2018-1	7/17/2037	0.981	12,556	12,556	12,555
INVITATION HOMES TRUST A-2017-SFR2	12/17/2036	0.932	38,447	38,337	38,470
INVITATION HOMES TRUST A-2018-SFR1	3/17/2037	0.781	26,473	26,252	26,497
INVITATION HOMES TRUST A-2018-SFR2	6/17/2037	0.982	36,098	35,927	36,167
INVITATION HOMES TRUST A-2018-SFR3	7/17/2037	1.082	36,189	36,189	36,189
INVITATION HOMES TRUST A-2018-SFR4	1/17/2038	1.181	30,583	30,593	30,644
JP MORGAN CHASE COMMERCIAL MORTGAGE A-2018-ASH8	2/15/2035	1.022	11,398	11,395	11,420
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	0.923	19,269	19,270	19,270
ONE NEW YORK PLAZA TRUST ONYP_ A-2020-1NYP	1/15/2026	1.023	18,200	18,200	18,314
UBS COMMERCIAL MORTGAGE TRUST A-2018-NYCH	2/15/2032	0.923	10,585	10,574	10,578
WELLS FARGO COMMERCIAL MORTGAGE TRUST AFL-2012-C7	6/15/2045	1.282	9,769	9,779	9,757
WELLS FARGO COMMERCIAL MORTGAGE TRUST_17-SMP	12/15/2034	0.948	18,500	18,445	18,478
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				775,663	776,994
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				1,381,409	1,386,702

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011	—	1,500	—	3	C, D
TOTAL BANKING				—	3

COMMUNICATIONS
SKY PLC	11/26/2022	3.125	5,000	4,996	5,190
TOTAL COMMUNICATIONS				4,996	5,190

CONSUMER NON CYCLICAL
BECTON DICKINSON AND COMPANY	6/6/2022	2.894	21,318	21,455	21,783
ESSILOR INTERNATIONAL SA	6/6/2022	2.894	6,000	6,000	6,035
KROGER CO	8/1/2022	2.800	5,845	5,797	5,984
MOLSON COORS BEVERAGE CO	7/15/2021	2.100	10,000	9,998	10,006
NESTLE HLDGS INC.	9/24/2021	3.100	33,700	33,758	33,844
TOTAL CONSUMER NON CYCLICAL				77,008	77,652

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ELECTRIC
AEP TEXAS INC	10/1/2022	2.400	3,000	2,977		3,068
ALABAMA POWER COMPANY	3/30/2022	2.450	500	494		507
AMERICAN ELECTRIC POWER COMPANY	12/1/2021	3.650	10,316	10,316		10,460
CONSUMERS ENERGY COMPANY	8/31/2024	3.125	10,250	10,503		10,914
DUKE ENERGY CORP	8/15/2022	3.050	3,053	3,029		3,122
EVERSOURCE ENERGY	3/15/2022	2.750	1,050	1,050		1,066
SIERRA PACIFIC POWER COMPANY	8/15/2023	3.375	14,195	14,407		14,953
TOTAL ELECTRIC				42,776	42,776	44,090

INSURANCE
CENTERPOINT ENERGY INC	11/15/2021	3.375	20,000	20,006		20,069
CENTERPOINT ENERGY INC	3/15/2022	2.875	2,000	1,992		2,024
TOTAL INSURANCE				21,998		22,093

NATURAL GAS
CENTERPOINT ENERGY INC	4/1/2023	3.550	3,563	3,684		3,742
TOTAL NATURAL GAS				3,684		3,742

TOTAL CORPORATE DEBT SECURITIES				150,462		152,770

TOTAL FIXED MATURITIES				5,383,244		5,420,167

SYNDICATED LOANS
BASIC INDUSTRY
ASPLUNDH TREE EXPERT LLC AMENDMENT 1 - TERM LOAN	9/7/2027	1.843	871	868		868
AXALTA COATING SYSTEMS LTD	6/1/2024	1.953	1,213	1,210		1,210
CHEMOURS COMPANY	4/3/2025	1.850	1,857	1,857		1,857
ELEMENT SOLUTIONS INC	1/31/2026	2.093	980	977		977
FLINT GROUP GERMANY	9/21/2023	6.000	85	85		85
FLINT GROUP GERMANY	9/21/2023	6.000	516	512		512
HEXION HOLDINGS LLC	7/1/2026	3.710	491	488		488
INEOS LTD	4/1/2024	2.093	1,313	1,313		1,313
MESSER INDUSTRIE GMBH	3/2/2026	2.703	1,197	1,192		1,192
MINERALS TECHNOLOGIES INC.	2/14/2024	3.000	729	729		729
ORION ENGINEERED CARBONS	7/25/2024	2.203	797	798		798
TRINSEO SA	9/6/2024	2.093	1,308	1,308		1,308
UNIVAR INC TERM LOAN B6	6/1/2028	2.097	500	498		498
TOTAL BASIC INDUSTRY				11,835		11,835

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BROKERAGE
CITADEL SECURITIES LP NEW TERM LOAN B	2/2/2028	2.593	1,250	1,248	1,248
GREENHILL & CO INC	4/12/2024	3.343	552	551	551
JEFFERIES FINANCIAL GROUP INC	6/3/2026	3.125	985	987	987
LPL HOLDINGS INC TERM LOAN B1	11/12/2026	1.843	620	616	616
RUSSELL INVESTMENTS US INSTITU 2025 TERM LOAN	5/30/2025	4.500	1,339	1,340	1,340
TOTAL BROKERAGE				4,742	4,742

CAPITAL GOODS
ADVANCED DRAINAGE SYSTEMS INC	7/31/2026	2.375	596	595	595
ADVANCED DRAINAGE SYSTEMS INC TERM LOAN	4/23/2028	2.593	385	383	383
ALBEA BEAUTY HOLDINGS	4/22/2024	4.000	230	230	230
ALLNEX USA	9/13/2023	4.000	216	216	216
ALLNEX USA	9/13/2023	4.000	163	162	162
ALTRA INDUSTRIAL MOTION CORP	10/1/2025	2.093	924	922	922
ANCHOR GLASS CONTAINER CORP	12/7/2023	3.750	964	964	964
API GROUP DE INC	10/1/2026	2.593	666	661	661
BERRY GLOBAL INC TERM LOAN Z	7/1/2026	1.827	968	966	966
DOOSAN INFRACORE CO LTD	5/18/2024	2.038	780	780	780
ENERGY SOLUTIONS LLC	5/9/2025	4.750	601	599	599
EWT HOLDINGS III CORP TERM LOAN B	3/12/2028	2.625	750	746	746
GENERAC POWER SYSTEMS INC	12/13/2026	1.842	1,331	1,332	1,332
GFL ENVIRONMENTAL INC -PRE-MER 2020 REFINANCING TERM LOAN	5/30/2025	3.500	318	318	318
INGERSOLL RAND INC	3/1/2027	1.843	321	321	321
INGERSOLL RAND SERVICES CO	3/1/2027	1.843	1,238	1,236	1,236
PLASTIPAK HOLDINGS INC.	10/14/2024	2.600	895	896	896
PRESTIGE BRANDS INC TERM LOAN	6/10/2028	2.500	455	452	452
PRINTPACK HOLDINGS INC	7/26/2023	4.000	129	129	129
QUIKRETE HOLDINGS INC	2/1/2027	2.593	1,358	1,349	1,349
REXNORD LLC	8/21/2024	1.843	900	895	895
REYNOLDS CONSUMER PRODUCTS LLC	1/29/2027	1.843	239	239	239
REYNOLDS GROUP HOLDINGS INC	2/5/2023	2.843	327	327	327
TEREX CORP TERM LOAN B	1/31/2024	2.750	194	190	190
TRANSDIGM INC	12/9/2025	2.343	835	833	833
UNITED RENTALS INC	10/31/2025	1.843	979	979	979
US ECOLOGY INC	11/2/2026	2.593	667	665	665
ZEKELMAN INDUSTRIES INC	1/24/2027	2.092	728	730	730
TOTAL CAPITAL GOODS				18,115	18,115

COMMUNICATIONS

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ALTICE FRANCE SA	7/15/2025	2.936	960	959	959
CELLULAR SOUTH INC	5/17/2024	2.343	686	685	685
CENTURYLINK INC	3/15/2027	2.343	1,234	1,235	1,235
CHARTER COMMUNICATIONS INC	4/30/2025	1.850	1,405	1,407	1,407
COGECO COMMUNICATIONS (USA) II LP	1/3/2025	2.093	1,360	1,359	1,359
CSC HOLDINGS LLC	7/17/2025	2.323	951	948	948
CSC HOLDINGS LLC	1/15/2026	2.323	978	957	957
DIAMOND SPORTS GROUP LLC	8/24/2026	3.350	1,157	1,154	1,154
ENTRAVISION COMMUNICATIONS CORPORATION	11/29/2024	2.842	304	303	303
EW SCRIPPS CO TERM LOAN - B2	5/1/2026	3.313	496	486	486
GRAY TELEVISION INC	2/7/2024	2.342	278	278	278
HUBBARD RADIO LLC	3/28/2025	5.250	240	240	240
LEVEL 3 PARENT LLC	3/1/2027	1.843	337	337	337
LIONS GATE CAPITAL HOLDINGS LL TERM LOAN A	3/22/2023	1.843	1,012	1,012	1,012
LIONS GATE ENTERTAINMENT CORP	3/24/2025	2.343	808	808	808
MEDIACOM COMMUNICATIONS CORPORATION	2/15/2024	1.840	163	163	163
NASCAR HOLDINGS INC	10/19/2026	2.843	394	392	392
NEXSTAR MEDIA GROUP INC	1/17/2024	2.341	362	362	362
SBA COMMUNICATIONS CORP	4/11/2025	1.850	1,237	1,232	1,232
SINCLAIR TELEVISION GROUP INC TERM LOAN - B3	4/1/2028	3.100	798	794	794
SOUTHWIRE CO	5/19/2025	1.843	990	988	988
TELESAT LLC	12/7/2026	2.850	814	812	812
TERRIER MEDIA BUYER INC 2021 TERNLOAN B	12/17/2026	3.593	993	971	971
UNIVISION HOLDINGS INC	3/15/2026	4.750	847	845	845
VIRGIN MEDIA BRISTOL LLC	1/31/2028	2.573	1,000	1,001	1,001
TOTAL COMMUNICATIONS				19,728	19,728

CONSUMER CYCLICAL
1011778 BC UNLIMITED LIABILITY	11/19/2026	1.843	1,321	1,319	1,319
AMERICAN AXLE & MANUFACTURING TERM LOAN B	4/6/2024	3.000	1,087	1,081	1,081
ARISTOCRAT LEISURE LTD	10/19/2024	1.938	1,429	1,428	1,428
BJS WHOLESALE CLUB INC TERM LOAN B	2/3/2024	2.073	302	299	299
BURLINGTON COAT FACTORY WAREHO TERM LOAN B6	6/24/2028	2.070	929	924	924
CAESARS ENTERTAINMENT CORP	12/23/2024	2.843	1,077	1,073	1,073
CCM MERGER TERM LOAN B	11/4/2025	4.500	221	218	218
CEDAR FAIR LP	4/13/2024	1.843	181	173	173
CINEWORLD FINANCE US INC	2/28/2025	3.500	343	342	342
CITYCENTER HOLDINGS LLC	4/18/2024	3.000	1,552	1,551	1,551
FOUR SEASONS HOLDINGS INC	11/30/2023	2.093	1,454	1,452	1,452
GO DADDY INC	2/15/2024	1.843	938	937	937

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

HARBOR FREIGHT TERM LOAN B	10/19/2027	3.750	496	489	489
HILTON WORLDWIDE HOLDINGS INC	6/22/2026	1.842	749	748	748
KAR AUCTION SERVICES INC	9/18/2026	2.375	739	737	737
KFC HOLDING CO	3/15/2028	1.833	1,049	1,050	1,050
METRO-GOLDWYN-MAYER INC	7/3/2025	2.600	1,367	1,359	1,359
NAI ENTERTAINMENT HOLDINGS LLC	5/8/2025	3.500	793	793	793
NAVISTAR INC	11/6/2024	3.600	739	740	740
PCI GAMING AUTHORITY	8/19/2027	3.750	385	383	383
PENN NATIONAL GAMING INC	10/15/2025	3.000	1,118	1,116	1,116
PRIME SECURITY SERVICES BORROW 2021 Refi Term Loan B1	9/23/2026	3.500	894	886	886
QUALITY SOLUTIONS INTERNATIONAL LTD	8/21/2025	2.843	910	902	902
SCIENTIFIC GAMES CORP	8/14/2024	2.843	1,386	1,381	1,381
SEMINOLE TRIBE OF FLORIDA INC	7/8/2024	1.843	800	799	799
SERVICEMASTER GLOBAL HOLDINGS INC	10/31/2026	1.875	498	497	497
SIX FLAGS ENTERTAINMENT CORP	4/17/2026	1.850	760	760	760
WILLIAM MORRIS ENDEAVOR ENTERTAINMENT LLC	5/18/2025	2.850	900	897	897
WYNDHAM WORLDWIDE CORP	4/27/2025	1.843	975	975	975
TOTAL CONSUMER CYCLICAL				25,309	25,309

CONSUMER NON CYCLICAL
ARAMARK SERVICES INC TERM LOAN - B5	3/23/2028	2.593	1,154	1,148	1,148
B&G FOODS INC	10/10/2026	2.593	268	267	267
BAUSCH HEALTH COMPANIES INC	6/2/2025	3.093	435	434	434
CHANGE HEALTHCARE HOLDINGS LLC	3/1/2024	3.500	685	684	684
DAVITA INC	8/12/2026	1.843	739	737	737
ELANCO ANIMAL HEALTH INC	8/1/2027	1.842	704	701	701
ENERGIZER HOLDINGS INC TERM LOAN B - PHASE 1	12/22/2027	2.750	416	414	414
GRIFOLS SA	11/15/2027	2.088	1,192	1,188	1,188
HCA HEALTHCARE INC	3/13/2025	1.843	412	412	412
INDIGO MERGER SUB INC US MERGER SUB TERM LOAN	7/1/2028	3.000	125	124	124
IQVIA INC TERM LOAN - B3	6/11/2025	1.953	496	489	489
JBS SA	5/1/2026	2.093	564	562	562
ORGANON & CO TERM LOAN B - 1ST LIEN	4/7/2028	3.500	412	409	409
PPD INC TERM LOAN B	1/13/2028	2.750	667	664	664
PRESTIGE BRANDS INC TERM LOAN B4	1/26/2024	2.093	375	372	372
SELECT MEDICAL CORPORATION	3/6/2025	2.350	1,248	1,244	1,244
US FOODS HOLDING CORP	8/30/2026	2.093	246	245	245
US FOODS HOLDING CORPORATION	6/27/2023	1.843	1,306	1,305	1,305
TOTAL CONSUMER NON CYCLICAL				11,399	11,399

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ELECTRIC
ASTORIA ENERGY LLC TERM LOAN B	12/2/2027	4.500	737	730	730
CALPINE CONSTRUCTION FINANCE	1/15/2025	2.093	1,940	1,941	1,941
CALPINE CORP 2020 TERM LOAN	12/16/2027	2.600	328	324	324
CARROLL COUNTRY ENERGY LLC	2/16/2026	3.703	657	652	652
CPV SHORE HOLDINGS LLC	12/29/2025	3.850	650	645	645
EASTERN POWER LLC	10/2/2025	4.750	1,453	1,453	1,453
EDGEWATER GENERATION LLC	12/13/2025	3.843	1,200	1,198	1,198
EFS COGEN HOLDINGS I LLC NEW TERM LOAN 2020	10/1/2027	4.500	731	728	728
EXGEN RENEWABLES IV LLC TERM LOAN	12/15/2027	3.500	489	486	486
HELIX GEN FUNDING LLC	6/3/2024	4.750	877	875	875
INVENERGY CLEAN POWER LLC	8/28/2025	3.093	840	838	838
LMBE-MC HOLDCO II LLC	12/3/2025	5.000	618	616	616
VISTRA ENERGY CORP	12/31/2025	1.840	1,235	1,234	1,234
WEST DEPTFORD ENERGY HOLDINGS LLC	8/3/2026	3.843	1,192	1,189	1,189
TOTAL ELECTRIC				12,909	12,909

ENERGY
APERGY CORP	5/9/2025	2.625	838	839	839
BUCKEYE PARTNERS TERM LOAN - 2021 B1	11/1/2026	2.342	421	419	419
TRAVERSE MIDSTREAM PARTNERS	9/27/2024	6.500	675	673	673
TOTAL ENERGY				1,931	1,931

FINANCE COMPANY
AVOLON TLB BORROWER	1/15/2025	2.500	572	571	571
CLIPPER ACQUISITIONS CORP TERM LOAN B	3/3/2028	1.836	917	915	915
FINCO I LLC 2020 REPLACEMENT TERM LOAN	6/27/2025	2.593	1,081	1,081	1,081
FLEETCOR TECHNOLOGIES OPERATIN TERM LOAN B	4/22/2028	1.843	1,000	993	993
HAINAN TRAFFIC ADMINISTRATION HOLDING CO LTD	2/12/2027	2.250	396	395	395
TOTAL FINANCE COMPANY				3,955	3,955

INSURANCE
ASURION LLC	11/3/2023	3.093	201	200	200
ASURION LLC	11/3/2024	3.093	413	412	412
ASURION LLC TERM LOAN B8	12/23/2026	3.343	472	469	469
TOTAL INSURANCE				1,081	1,081

OTHER FINANCIAL INSTITUTIONS
TRANSUNION	11/16/2026	1.843	1,016	1,015	1,015
TOTAL OTHER FINANCIAL INSTITUTIONS				1,015	1,015

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

OTHER INDUSTRY
HAMILTON HOLDCO LLC	1/2/2027	2.210	1,466	1,467	1,467
LIGHTSTONE HOLDCO LLC	1/30/2024	4.750	987	984	984
LIGHTSTONE HOLDCO LLC	1/30/2024	4.750	56	56	56
TOTAL OTHER INDUSTRY				2,507	2,507

REITS
EXTENDED STAY AMERICA INC	12/20/2024	1.841	1,810	1,813	1,813
RYMAN HOSPITALITY PROPERTIES	5/11/2024	2.100	751	750	750
TOTAL REITS				2,563	2,563

TECHNOLOGY
CARLYLE GROUP INC/THE	4/16/2025	1.843	539	536	536
CDW CORP	10/13/2026	1.850	954	954	954
CELESTICA INC.	6/27/2025	2.215	928	926	926
COMMSCOPE HOLDING CO INC	4/6/2026	3.343	1,231	1,224	1,224
DELL INTERNATIONAL LLC TERM LOAN - REFI TERM LOAN B2	9/19/2025	2.000	959	959	959
ICON LUXEMBOURG SARL LUX SARL TERM LOAN	7/1/2028	3.000	500	498	498
MA FINANCECO LLC	6/21/2024	2.843	156	156	156
MACDONALD DETTWILER AND ASSOCIATES LTD	10/4/2024	2.843	722	720	720
MKS INSTRUMENTS INC TERM LOAN B6	2/2/2026	1.843	496	492	492
NCR CORPORATION	8/28/2026	2.690	490	479	479
NIELSEN FINANCE LLC TERM LOAN B4	10/4/2023	2.081	735	734	734
ON SEMICONDUCTOR CORPORATION	9/16/2026	2.093	1,392	1,394	1,394
PLANTRONICS INC	7/2/2025	2.593	626	622	622
SABRE HOLDINGS CORPORATION	2/22/2024	2.093	1,083	1,077	1,077
SCIENCE APPLICATIONS INTERNATIONAL CORP	10/31/2025	1.968	1,219	1,215	1,215
SEATTLE SPINCO INC	6/21/2024	2.843	1,149	1,145	1,145
SS&C TECHNOLOGIES HOLDINGS INC	4/16/2025	1.843	407	404	404
TTM TECHNOLOGIES INC	9/28/2024	2.592	431	429	429
VERINT SYSTEMS INC	6/28/2024	2.086	274	273	273
WESTERN DIGITAL CORPORATION	4/29/2023	1.843	871	870	870
XPERI HOLDING CORP	6/8/2027	3.581	820	751	751
TOTAL TECHNOLOGY				15,858	15,858

TRANSPORTATION
AMERICAN AIRLINES GROUP INC	12/14/2023	2.073	970	968	968
AMERICAN AIRLINES GROUP INC	6/27/2025	1.840	941	940	940
GENESEE & WYOMING INC	12/30/2026	2.203	644	641	641

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED AIRLINES INC TERM LOAN B	4/20/2028	4.500	370	369	369
XPO LOGISTICS INC	2/23/2025	1.881	1,000	987	987
TOTAL TRANSPORTATION				3,905	3,905

TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				136,852	136,852
ALLOWANCE FOR LOAN LOSSES				(1,082)	(1,082)
TOTAL SYNDICATED LOANS - NET				135,770	135,770

DERIVATIVES
PURCHASED OPTIONS
BNP SECURITIES	7/6/2021	—	2	1,957	1,957
BNP SECURITIES	7/13/2021	—	—	129	129
BNP SECURITIES	7/13/2021	—	2	1,648	1,648
BNP SECURITIES	8/3/2021	—	—	144	144
BNP SECURITIES	8/10/2021	—	—	582	582
BNP SECURITIES	8/10/2021	—	2	1,445	1,445
BNP SECURITIES	8/17/2021	—	—	143	143
BNP SECURITIES	8/17/2021	—	2	1,361	1,361
BNP SECURITIES	8/24/2021	—	1	1,196	1,196
BNP SECURITIES	9/14/2021	—	1	1,077	1,077
BNP SECURITIES	9/21/2021	—	1	1,376	1,376
BNP SECURITIES	9/28/2021	—	—	137	137
BNP SECURITIES	10/5/2021	—	1	1,223	1,223
BNP SECURITIES	10/12/2021	—	1	956	956
BNP SECURITIES	10/19/2021	—	1	951	951
BNP SECURITIES	10/26/2021	—	—	322	322
BNP SECURITIES	10/26/2021	—	1	1,100	1,100
BNP SECURITIES	11/2/2021	—	—	308	308
BNP SECURITIES	11/9/2021	—	1	1,006	1,006
BNP SECURITIES	11/16/2021	—	1	787	787
BNP SECURITIES	11/30/2021	—	—	121	121
BNP SECURITIES	12/14/2021	—	1	646	646
BNP SECURITIES	12/21/2021	—	1	590	590
BNP SECURITIES	12/28/2021	—	1	561	561
BNP SECURITIES	1/4/2022	—	1	627	627
BNP SECURITIES	1/11/2022	—	1	566	566
BNP SECURITIES	1/18/2022	—	1	571	571
BNP SECURITIES	1/25/2022	—	1	478	478
BNP SECURITIES	2/1/2022	—	—	312	312
BNP SECURITIES	3/8/2022	—	1	476	476

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	3/15/2022	—	1	370	370
BNP SECURITIES	3/29/2022	—	—	287	287
BNP SECURITIES	4/12/2022	—	—	280	280
BNP SECURITIES	4/19/2022	—	—	137	137
BNP SECURITIES	4/19/2022	—	—	156	156
BNP SECURITIES	4/26/2022	—	—	144	144
BNP SECURITIES	4/26/2022	—	1	256	256
BNP SECURITIES	5/10/2022	—	1	281	281
BNP SECURITIES	6/7/2022	—	—	113	113
BNP SECURITIES	6/7/2022	—	1	250	250
BNP SECURITIES	6/21/2022	—	1	246	246
BNP SECURITIES	6/28/2022	—	—	269	269
BNP SECURITIES	8/16/2022	—	—	197	197
BNP SECURITIES	9/20/2022	—	—	272	272
BNP SECURITIES	10/11/2022	—	—	267	267
BNP SECURITIES	11/1/2022	—	—	127	127
BNP SECURITIES	11/15/2022	—	—	245	245
BNP SECURITIES	1/17/2023	—	—	69	69
BNP SECURITIES	2/7/2023	—	—	104	104
BNP SECURITIES	2/28/2023	—	—	134	134
BNP SECURITIES	3/28/2023	—	—	342	342
BNP SECURITIES	4/18/2023	—	—	158	158
BNP SECURITIES	4/25/2023	—	—	147	147
BNP SECURITIES	5/2/2023	—	—	146	146
BNP SECURITIES	5/16/2023	—	—	425	425
BNP SECURITIES	8/15/2023	—	—	105	105
BNP SECURITIES	8/22/2023	—	—	101	101
BNP SECURITIES	1/23/2024	—	—	74	74
CS INTERNATIONAL	2/15/2022	—	1	473	473
CS INTERNATIONAL	3/1/2022	—	1	478	478
CS INTERNATIONAL	4/12/2022	—	1	274	274
CS INTERNATIONAL	5/31/2022	—	1	228	228
WELLS FARGO BANK NA	7/6/2021	—	—	150	150
WELLS FARGO BANK NA	7/13/2021	—	—	297	297
WELLS FARGO BANK NA	7/20/2021	—	—	148	148
WELLS FARGO BANK NA	7/20/2021	—	2	1,661	1,661
WELLS FARGO BANK NA	7/27/2021	—	—	148	148
WELLS FARGO BANK NA	7/27/2021	—	—	128	128
WELLS FARGO BANK NA	7/27/2021	—	2	1,616	1,616
WELLS FARGO BANK NA	8/3/2021	—	—	283	283

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	8/3/2021	—	2	1,485	1,485
WELLS FARGO BANK NA	8/24/2021	—	—	139	139
WELLS FARGO BANK NA	8/31/2021	—	—	139	139
WELLS FARGO BANK NA	8/31/2021	—	1	929	929
WELLS FARGO BANK NA	9/7/2021	—	—	421	421
WELLS FARGO BANK NA	9/7/2021	—	1	1,255	1,255
WELLS FARGO BANK NA	9/14/2021	—	—	416	416
WELLS FARGO BANK NA	9/21/2021	—	—	275	275
WELLS FARGO BANK NA	9/28/2021	—	1	1,157	1,157
WELLS FARGO BANK NA	10/5/2021	—	—	282	282
WELLS FARGO BANK NA	10/5/2021	—	—	140	140
WELLS FARGO BANK NA	10/12/2021	—	—	296	296
WELLS FARGO BANK NA	10/19/2021	—	—	310	310
WELLS FARGO BANK NA	11/2/2021	—	1	1,033	1,033
WELLS FARGO BANK NA	11/9/2021	—	—	314	314
WELLS FARGO BANK NA	11/16/2021	—	—	329	329
WELLS FARGO BANK NA	11/23/2021	—	—	161	161
WELLS FARGO BANK NA	11/23/2021	—	1	763	763
WELLS FARGO BANK NA	11/30/2021	—	—	159	159
WELLS FARGO BANK NA	11/30/2021	—	1	738	738
WELLS FARGO BANK NA	12/7/2021	—	—	330	330
WELLS FARGO BANK NA	12/7/2021	—	1	701	701
WELLS FARGO BANK NA	12/14/2021	—	—	522	522
WELLS FARGO BANK NA	12/21/2021	—	—	773	773
WELLS FARGO BANK NA	12/28/2021	—	—	356	356
WELLS FARGO BANK NA	1/4/2022	—	—	343	343
WELLS FARGO BANK NA	1/11/2022	—	—	336	336
WELLS FARGO BANK NA	1/18/2022	—	—	166	166
WELLS FARGO BANK NA	1/25/2022	—	—	330	330
WELLS FARGO BANK NA	2/1/2022	—	1	500	500
WELLS FARGO BANK NA	2/8/2022	—	—	465	465
WELLS FARGO BANK NA	2/8/2022	—	1	440	440
WELLS FARGO BANK NA	2/15/2022	—	—	303	303
WELLS FARGO BANK NA	2/15/2022	—	—	96	96
WELLS FARGO BANK NA	2/22/2022	—	—	300	300
WELLS FARGO BANK NA	2/22/2022	—	—	118	118
WELLS FARGO BANK NA	2/22/2022	—	1	570	570
WELLS FARGO BANK NA	3/1/2022	—	—	151	151
WELLS FARGO BANK NA	3/8/2022	—	—	451	451
WELLS FARGO BANK NA	3/8/2022	—	—	142	142

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	3/15/2022	—	—	147	147
WELLS FARGO BANK NA	3/22/2022	—	—	296	296
WELLS FARGO BANK NA	3/22/2022	—	—	367	367
WELLS FARGO BANK NA	3/22/2022	—	1	456	456
WELLS FARGO BANK NA	3/29/2022	—	1	426	426
WELLS FARGO BANK NA	4/5/2022	—	1	712	712
WELLS FARGO BANK NA	4/5/2022	—	1	312	312
WELLS FARGO BANK NA	4/19/2022	—	1	282	282
WELLS FARGO BANK NA	4/26/2022	—	—	136	136
WELLS FARGO BANK NA	5/3/2022	—	—	285	285
WELLS FARGO BANK NA	5/3/2022	—	1	306	306
WELLS FARGO BANK NA	5/10/2022	—	—	294	294
WELLS FARGO BANK NA	5/17/2022	—	1	335	335
WELLS FARGO BANK NA	5/24/2022	—	—	300	300
WELLS FARGO BANK NA	5/24/2022	—	1	266	266
WELLS FARGO BANK NA	5/31/2022	—	—	150	150
WELLS FARGO BANK NA	6/14/2022	—	—	279	279
WELLS FARGO BANK NA	6/14/2022	—	1	334	334
WELLS FARGO BANK NA	6/21/2022	—	—	279	279
WELLS FARGO BANK NA	6/21/2022	—	—	120	120
WELLS FARGO BANK NA	6/28/2022	—	1	224	224
WELLS FARGO BANK NA	7/26/2022	—	—	131	131
WELLS FARGO BANK NA	8/16/2022	—	—	283	283
WELLS FARGO BANK NA	9/13/2022	—	—	132	132
WELLS FARGO BANK NA	9/27/2022	—	—	138	138
WELLS FARGO BANK NA	10/4/2022	—	—	285	285
WELLS FARGO BANK NA	10/25/2022	—	—	130	130
WELLS FARGO BANK NA	2/14/2023	—	—	103	103
WELLS FARGO BANK NA	2/21/2023	—	—	128	128
WELLS FARGO BANK NA	3/7/2023	—	—	144	144
WELLS FARGO BANK NA	3/21/2023	—	—	367	367
WELLS FARGO BANK NA	5/9/2023	—	—	146	146
WELLS FARGO BANK NA	6/13/2023	—	—	125	125
TOTAL PURCHASED OPTIONS				60,934	60,934

WRITTEN OPTIONS
BNP SECURITIES	7/6/2021	—	(2)	(1,922)	(1,922)
BNP SECURITIES	7/13/2021	—	—	(113)	(113)
BNP SECURITIES	7/13/2021	—	(2)	(1,631)	(1,631)
BNP SECURITIES	8/3/2021	—	—	(105)	(105)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	8/10/2021	—	—	(429)	(429)
BNP SECURITIES	8/10/2021	—	(2)	(1,427)	(1,427)
BNP SECURITIES	8/17/2021	—	—	(105)	(105)
BNP SECURITIES	8/17/2021	—	(2)	(1,343)	(1,343)
BNP SECURITIES	8/24/2021	—	(1)	(1,179)	(1,179)
BNP SECURITIES	9/14/2021	—	(1)	(1,063)	(1,063)
BNP SECURITIES	9/21/2021	—	(1)	(1,367)	(1,367)
BNP SECURITIES	9/28/2021	—	—	(98)	(98)
BNP SECURITIES	10/5/2021	—	(1)	(1,214)	(1,214)
BNP SECURITIES	10/12/2021	—	(1)	(948)	(948)
BNP SECURITIES	10/19/2021	—	(1)	(944)	(944)
BNP SECURITIES	10/26/2021	—	—	(250)	(250)
BNP SECURITIES	10/26/2021	—	(1)	(1,092)	(1,092)
BNP SECURITIES	11/2/2021	—	—	(235)	(235)
BNP SECURITIES	11/9/2021	—	(1)	(997)	(997)
BNP SECURITIES	11/16/2021	—	(1)	(780)	(780)
BNP SECURITIES	11/30/2021	—	—	(109)	(109)
BNP SECURITIES	12/14/2021	—	(1)	(639)	(639)
BNP SECURITIES	12/21/2021	—	(1)	(584)	(584)
BNP SECURITIES	12/28/2021	—	(1)	(556)	(556)
BNP SECURITIES	1/4/2022	—	(1)	(621)	(621)
BNP SECURITIES	1/11/2022	—	(1)	(558)	(558)
BNP SECURITIES	1/18/2022	—	(1)	(564)	(564)
BNP SECURITIES	1/25/2022	—	(1)	(473)	(473)
BNP SECURITIES	2/1/2022	—	—	(233)	(233)
BNP SECURITIES	3/8/2022	—	(1)	(470)	(470)
BNP SECURITIES	3/15/2022	—	(1)	(365)	(365)
BNP SECURITIES	3/29/2022	—	—	(216)	(216)
BNP SECURITIES	4/12/2022	—	—	(209)	(209)
BNP SECURITIES	4/19/2022	—	—	(102)	(102)
BNP SECURITIES	4/19/2022	—	—	(151)	(151)
BNP SECURITIES	4/26/2022	—	—	(136)	(136)
BNP SECURITIES	4/26/2022	—	(1)	(251)	(251)
BNP SECURITIES	5/10/2022	—	(1)	(276)	(276)
BNP SECURITIES	6/7/2022	—	—	(107)	(107)
BNP SECURITIES	6/7/2022	—	(1)	(246)	(246)
BNP SECURITIES	6/21/2022	—	(1)	(241)	(241)
BNP SECURITIES	6/28/2022	—	—	(213)	(213)
BNP SECURITIES	8/16/2022	—	—	(191)	(191)
BNP SECURITIES	9/20/2022	—	—	(235)	(235)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	10/11/2022	—	—	(230)	(230)
BNP SECURITIES	11/1/2022	—	—	(108)	(108)
BNP SECURITIES	11/15/2022	—	—	(208)	(208)
BNP SECURITIES	1/17/2023	—	—	(67)	(67)
BNP SECURITIES	2/7/2023	—	—	(85)	(85)
BNP SECURITIES	2/28/2023	—	—	(118)	(118)
BNP SECURITIES	3/28/2023	—	—	(324)	(324)
BNP SECURITIES	4/18/2023	—	—	(148)	(148)
BNP SECURITIES	4/25/2023	—	—	(131)	(131)
BNP SECURITIES	5/2/2023	—	—	(130)	(130)
BNP SECURITIES	5/16/2023	—	—	(392)	(392)
BNP SECURITIES	8/15/2023	—	—	(99)	(99)
BNP SECURITIES	8/22/2023	—	—	(95)	(95)
BNP SECURITIES	1/23/2024	—	—	(71)	(71)
CS INTERNATIONAL	2/15/2022	—	(1)	(467)	(467)
CS INTERNATIONAL	3/1/2022	—	(1)	(472)	(472)
CS INTERNATIONAL	4/12/2022	—	(1)	(270)	(270)
CS INTERNATIONAL	5/31/2022	—	(1)	(224)	(224)
WELLS FARGO BANK NA	7/6/2021	—	—	(113)	(113)
WELLS FARGO BANK NA	7/13/2021	—	—	(221)	(221)
WELLS FARGO BANK NA	7/20/2021	—	—	(109)	(109)
WELLS FARGO BANK NA	7/20/2021	—	(2)	(1,643)	(1,643)
WELLS FARGO BANK NA	7/27/2021	—	—	(110)	(110)
WELLS FARGO BANK NA	7/27/2021	—	—	(112)	(112)
WELLS FARGO BANK NA	7/27/2021	—	(2)	(1,599)	(1,599)
WELLS FARGO BANK NA	8/3/2021	—	—	(251)	(251)
WELLS FARGO BANK NA	8/3/2021	—	(2)	(1,467)	(1,467)
WELLS FARGO BANK NA	8/24/2021	—	—	(101)	(101)
WELLS FARGO BANK NA	8/31/2021	—	—	(101)	(101)
WELLS FARGO BANK NA	8/31/2021	—	(1)	(914)	(914)
WELLS FARGO BANK NA	9/7/2021	—	—	(305)	(305)
WELLS FARGO BANK NA	9/7/2021	—	(1)	(1,240)	(1,240)
WELLS FARGO BANK NA	9/14/2021	—	—	(300)	(300)
WELLS FARGO BANK NA	9/21/2021	—	—	(198)	(198)
WELLS FARGO BANK NA	9/28/2021	—	(1)	(1,150)	(1,150)
WELLS FARGO BANK NA	10/5/2021	—	—	(206)	(206)
WELLS FARGO BANK NA	10/5/2021	—	—	(129)	(129)
WELLS FARGO BANK NA	10/12/2021	—	—	(222)	(222)
WELLS FARGO BANK NA	10/19/2021	—	—	(237)	(237)
WELLS FARGO BANK NA	11/2/2021	—	(1)	(1,026)	(1,026)
WELLS FARGO BANK NA	11/9/2021	—	—	(242)	(242)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	11/16/2021	—	—	(259)	(259)
WELLS FARGO BANK NA	11/23/2021	—	—	(125)	(125)
WELLS FARGO BANK NA	11/23/2021	—	(1)	(755)	(755)
WELLS FARGO BANK NA	11/30/2021	—	—	(119)	(119)
WELLS FARGO BANK NA	11/30/2021	—	(1)	(731)	(731)
WELLS FARGO BANK NA	12/7/2021	—	—	(253)	(253)
WELLS FARGO BANK NA	12/7/2021	—	(1)	(694)	(694)
WELLS FARGO BANK NA	12/14/2021	—	—	(410)	(410)
WELLS FARGO BANK NA	12/21/2021	—	—	(476)	(476)
WELLS FARGO BANK NA	12/21/2021	—	—	(94)	(94)
WELLS FARGO BANK NA	12/28/2021	—	—	(283)	(283)
WELLS FARGO BANK NA	1/4/2022	—	—	(268)	(268)
WELLS FARGO BANK NA	1/11/2022	—	—	(260)	(260)
WELLS FARGO BANK NA	1/18/2022	—	—	(128)	(128)
WELLS FARGO BANK NA	1/25/2022	—	—	(254)	(254)
WELLS FARGO BANK NA	2/1/2022	—	(1)	(494)	(494)
WELLS FARGO BANK NA	2/8/2022	—	—	(347)	(347)
WELLS FARGO BANK NA	2/8/2022	—	(1)	(434)	(434)
WELLS FARGO BANK NA	2/15/2022	—	—	(233)	(233)
WELLS FARGO BANK NA	2/15/2022	—	—	(86)	(86)
WELLS FARGO BANK NA	2/22/2022	—	—	(230)	(230)
WELLS FARGO BANK NA	2/22/2022	—	—	(109)	(109)
WELLS FARGO BANK NA	2/22/2022	—	(1)	(563)	(563)
WELLS FARGO BANK NA	3/1/2022	—	—	(116)	(116)
WELLS FARGO BANK NA	3/8/2022	—	—	(347)	(347)
WELLS FARGO BANK NA	3/8/2022	—	—	(133)	(133)
WELLS FARGO BANK NA	3/15/2022	—	—	(111)	(111)
WELLS FARGO BANK NA	3/22/2022	—	—	(226)	(226)
WELLS FARGO BANK NA	3/22/2022	—	—	(352)	(352)
WELLS FARGO BANK NA	3/22/2022	—	(1)	(451)	(451)
WELLS FARGO BANK NA	3/29/2022	—	(1)	(421)	(421)
WELLS FARGO BANK NA	4/5/2022	—	(1)	(536)	(536)
WELLS FARGO BANK NA	4/5/2022	—	(1)	(307)	(307)
WELLS FARGO BANK NA	4/19/2022	—	(1)	(278)	(278)
WELLS FARGO BANK NA	4/26/2022	—	—	(103)	(103)
WELLS FARGO BANK NA	5/3/2022	—	—	(220)	(220)
WELLS FARGO BANK NA	5/3/2022	—	(1)	(301)	(301)
WELLS FARGO BANK NA	5/10/2022	—	—	(230)	(230)
WELLS FARGO BANK NA	5/17/2022	—	(1)	(330)	(330)
WELLS FARGO BANK NA	5/24/2022	—	—	(237)	(237)
WELLS FARGO BANK NA	5/24/2022	—	(1)	(262)	(262)
WELLS FARGO BANK NA	5/31/2022	—	—	(118)	(118)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2021
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	6/14/2022	—	—	(214)	(214)
WELLS FARGO BANK NA	6/14/2022	—	(1)	(328)	(328)
WELLS FARGO BANK NA	6/21/2022	—	—	(214)	(214)
WELLS FARGO BANK NA	6/21/2022	—	—	(114)	(114)
WELLS FARGO BANK NA	6/28/2022	—	(1)	(222)	(222)
WELLS FARGO BANK NA	7/26/2022	—	—	(103)	(103)
WELLS FARGO BANK NA	8/16/2022	—	—	(235)	(235)
WELLS FARGO BANK NA	9/13/2022	—	—	(114)	(114)
WELLS FARGO BANK NA	9/27/2022	—	—	(120)	(120)
WELLS FARGO BANK NA	10/4/2022	—	—	(249)	(249)
WELLS FARGO BANK NA	10/25/2022	—	—	(111)	(111)
WELLS FARGO BANK NA	2/14/2023	—	—	(86)	(86)
WELLS FARGO BANK NA	2/21/2023	—	—	(124)	(124)
WELLS FARGO BANK NA	3/7/2023	—	—	(129)	(129)
WELLS FARGO BANK NA	3/21/2023	—	—	(339)	(339)
WELLS FARGO BANK NA	5/9/2023	—	—	(130)	(130)
WELLS FARGO BANK NA	6/13/2023	—	—	(113)	(113)
TOTAL WRITTEN OPTIONS				(56,252)	(56,252)

FUTURES
S&P500 EMINI FUT Jun21	3/19/2071		—	2	2
TOTAL FUTURES				2	2

TOTAL DERIVATIVES - NET				4,684	4,684

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, COMMON STOCK, SYNDICATED LOANS AND DERIVATIVES				$6,120,681	$6,157,604

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $6.1 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-Income producing securities.

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2021

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2021

1

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2021
(in thousands, except share data)
Assets
Qualified Assets
Cash and cash equivalents	$617,327
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	5,420,167
Commercial mortgage loans and syndicated loans, at cost	254,356
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	150
Total investments	5,674,673
Receivables:
Dividends and interest	6,621
Receivables from brokers, dealers and clearing organizations	9,186
Other receivables	437
Total receivables	16,244
Derivative assets	60,936
Total qualified assets	6,369,180
Due from related party	—
Total assets	$6,369,180

2

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2021
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$6,181
Fully paid certificates:
Reserves to mature	5,736,977
Additional credits and accrued interest	5,372
Due to unlocated certificate holders	371
Total certificate reserves	5,748,901
Taxes payable to parent	985
Payables to brokers, dealers and clearing organizations	141,123
Derivative liabilities	56,252
Due to related party	2,079
Deferred taxes, net	8,408
Other liabilities	38,700
Total liabilities	5,996,448

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	341,700
Retained earnings:
Appropriated for pre-declared additional credits and interest	15
Appropriated for additional interest on advance payments	7
Unappropriated	(231)
Accumulated other comprehensive income (loss), net of tax	29,741
Total shareholder's equity	372,732
Total liabilities and shareholder's equity	$6,369,180

3

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2021
(in thousands)
Investment Income
Interest income:
Available-for-Sale securities	$34,442
Commercial mortgage loans and syndicated loans	4,286
Cash and cash equivalents	254
Certificate loans	4
Dividends	1
Other	21
Total investment income	39,008

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	3,602
Investment advisory and services	7,351
Transfer agent	3,677
Depository	47
Other	233
Total investment expenses	14,910
Net investment income before provision for certificate reserves and income taxes	24,098

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	137
Additional credits/interest authorized by ACC	6,472
Total provision for certificate reserves before reserve recoveries	6,609
Reserve recoveries from terminations prior to maturity	(382)
Net provision for certificate reserves	6,227

Net investment income before income taxes	17,871
Income tax expense	4,530
Net investment income, after-tax	13,341

Net realized gain (loss) on investments before income taxes	2,028
Income tax expense (benefit)	426
Net realized gain (loss) on investments, after-tax	1,602
Net income	$14,943

4

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2021
(in thousands)
Net income	$14,943
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	(2,371)
Reclassification of net (gains) losses on securities included in net income	(584)
Total other comprehensive income (loss), net of tax	(2,955)
Total comprehensive income (loss)	$11,988

5

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2021
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning and end of period	341,700

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	21
Transfer to unappropriated from appropriated	(14)
Balance at end of period	7

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	44,812
Net income	14,943
Transfer to unappropriated from appropriated	14
Dividend to parent	(60,000)
Balance at end of period	(231)

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	32,696
Other comprehensive income (loss), net of tax	(2,955)
Balance at end of period	29,741

Total Shareholder's Equity	$372,732

6

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2021
(in thousands)
Cash Flows from Operating Activities
Net income	$14,943
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	1,122
Net realized (gain) loss on Available-for-Sale securities	(739)
Other net realized (gain) loss	141
Provision for credit losses	(1,430)
Changes in operating assets and liabilities:
Dividends and interest receivable	2,687
Certificate reserves, net	(1,701)
Deferred taxes, net	1,098
Taxes payable to/receivable from parent, net	175
Derivatives, net of collateral	396
Other liabilities	11,066
Other receivables	(77)
Other, net	1,008
Net cash provided by (used in) operating activities	28,689

Cash Flows from Investing Activities
Available-for-Sale securities:
Maturities, redemptions and calls	2,371,497
Purchases	(1,428,469)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	163,961
Purchases and fundings	(11,239)
Equity securities:
Sales	48
Purchases	(46)
Certificate loans, net	62
Net cash provided by (used in) investing activities	1,095,814

Cash Flows from Financing Activities
Payments from certificate holders and other additions	1,397,075
Certificate maturities and cash surrenders	(2,406,903)
Dividend to parent	(60,000)
Net cash provided by (used in) financing activities	(1,069,828)

Net increase (decrease) in cash and cash equivalents	54,675
Cash and cash equivalents at beginning of period	562,652
Cash and cash equivalents at end of period	$617,327

Supplemental disclosures including non-cash transactions:
Cash paid (received) for income taxes	$3,637
Cash paid for interest	9,360

7